UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:	       12/31/2005

Check here if Amendment [  ]; Amendment Number:
  This is Amendment (Check only one.):		       [  ] is a restatement.

                      				       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bryce Capital Management, LLC
Address: 2 Thornell Road
         Pittsford, NY 14534

Form 13F File Number:  28-58117


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name: 	Dennis E. Lohouse, CFA
Title:	Principal
Phone:	(585) 381-2990

Signature, Place, and Date of Signing:

    /s/ Dennis E. Lohouse 	Rochester, New York   	   January 13, 2006
--------------------------     ----------------------     ------------------
         (Signature)           	   (City, State)                (Date)


Report Type (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		81

Form 13F Information Table Value Total:		$77,161 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


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Bryce Capital Management, LLC
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13F Holdings Report
December 31, 2005


                                                                    VALUE    SHRS OR SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS    CUSIP  (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NON

Aaon Inc.                                 COMMON STOCK    000360206     256 	14,310 SH      SOLE            14,310
Adobe Systems Inc.                        COMMON STOCK    00724f101   1,422 	38,475 SH      SOLE            38,475
Alliance Data                             COMMON STOCK    018581108     937 	26,330 SH      SOLE            26,330
Altera Corp.                              COMMON STOCK    021441100   1,008 	54,420 SH      SOLE            54,420
Ambac Financial Group                     COMMON STOCK    023139108     612 	 7,945 SH      SOLE             7,945
Ametek Inc.                               COMMON STOCK    031100100   1,069 	25,140 SH      SOLE            25,140
Amgen Inc.                                COMMON STOCK    031162100   1,076 	13,640 SH      SOLE            13,640
AmSurg Corp.                              COMMON STOCK    03232p405     206 	 9,010 SH      SOLE             9,010
Apple Computer Inc.                       COMMON STOCK    037833100     383 	 5,325 SH      SOLE             5,325
ATI Technologies                          COMMON STOCK    001941103     470 	27,655 SH      SOLE            27,655
Bear Stearns Inc.                         COMMON STOCK    073902108   1,430 	12,380 SH      SOLE            12,380
Brinker Intl                              COMMON STOCK    109641100     611 	15,808 SH      SOLE            15,808
Caremark RX Inc.                          COMMON STOCK    141705103   1,534 	29,620 SH      SOLE            29,620
Cerner Corp.                              COMMON STOCK    156782104   1,737 	19,105 SH      SOLE            19,105
Chattem Inc.                              COMMON STOCK    162456107   1,678 	46,110 SH      SOLE            46,110
Chicos FAS Inc.                           COMMON STOCK    168615102   1,621 	36,910 SH      SOLE            36,910
Cisco Systems                             COMMON STOCK    17275R102     822 	48,020 SH      SOLE            48,020
Cognizant Technology Solutions Corp.      COMMON STOCK    192446102     894 	17,785 SH      SOLE            17,785
Columbia Sportswear                       COMMON STOCK    198516106     349 	 7,320 SH      SOLE             7,320
Constellation Brands Inc.                 COMMON STOCK    21036p108   2,102 	80,120 SH      SOLE            80,120
Corning Inc.                              COMMON STOCK    219350105   1,312 	66,729 SH      SOLE            66,729
Coventry Health Care                      COMMON STOCK    222862104   4,042 	70,959 SH      SOLE            70,959
Dean Foods Co.                            COMMON STOCK    242370104     503 	13,360 SH      SOLE            13,360
Eastman Kodak                             COMMON STOCK    277461109     235 	10,027 SH      SOLE            10,027
EMC Corp                                  COMMON STOCK    268648102   1,329 	97,569 SH      SOLE            97,569
ETrade Group                              COMMON STOCK    269246104   1,017 	48,775 SH      SOLE            48,775
Express Scripts                           COMMON STOCK    302182100   1,787 	21,320 SH      SOLE            21,320
Exxon Mobil                               COMMON STOCK    30231G102     326 	 5,800 SH      SOLE             5,800
Fisher Scientific International Inc.      COMMON STOCK    338032204     667 	10,780 SH      SOLE            10,780
FLIR Systems                              COMMON STOCK    302445101     320 	14,310 SH      SOLE            14,310
General Electric                          COMMON STOCK    369604103     864 	24,650 SH      SOLE            24,650
Gilead Sciences                           COMMON STOCK    375558103   2,737 	52,060 SH      SOLE            52,060
Grant Prideco Inc.                        COMMON STOCK    38821g101   1,896 	42,964 SH      SOLE            42,964
Hughes Supply Corp.                       COMMON STOCK    444482103     685 	19,100 SH      SOLE            19,100
Intel                                     COMMON STOCK    458140100     686 	27,475 SH      SOLE            27,475
Investors Financial Services Corp.        COMMON STOCK    461915100   1,128 	30,630 SH      SOLE            30,630
Jacobs Engineering Group Inc.             COMMON STOCK    469814107     227 	 3,348 SH      SOLE             3,348
L-3 Communications Holdings Inc.          COMMON STOCK    502424104   3,035 	40,815 SH      SOLE            40,815
Labor Ready Inc.                          COMMON STOCK    505401208     727 	34,900 SH      SOLE            34,900
Laboratories Corp. of America Holdings    COMMON STOCK    50540r409   3,064 	56,905 SH      SOLE            56,905
Lehman Bros. Holdings                     COMMON STOCK    524908100   1,209 	 9,431 SH      SOLE             9,431
LifePoint Hospitals Inc.                  COMMON STOCK    53219l109   2,301 	61,370 SH      SOLE            61,370
Liz Claiborne                             COMMON STOCK    539320101     668 	18,645 SH      SOLE            18,645
Lowe's Companies                          COMMON STOCK    548661107   1,969 	29,535 SH      SOLE            29,535
Marvell Technologies, Inc.                COMMON STOCK    g5876h105     913 	16,269 SH      SOLE            16,269
Merrill Lynch & Co.                       COMMON STOCK    590188108     243 	 3,585 SH      SOLE             3,585
Morgan Stanley                            COMMON STOCK    617446448     340 	 5,990 SH      SOLE             5,990
Nabors Industries Ltd.                    COMMON STOCK    g6359f103   1,672 	22,075 SH      SOLE            22,075
North Fork Bancorp                        COMMON STOCK    659424105     579 	21,172 SH      SOLE            21,172
Northern Trust Co.                        COMMON STOCK    665859104   1,327 	25,610 SH      SOLE            25,610
Paychex Inc.                              COMMON STOCK    704326107   2,980 	78,163 SH      SOLE            78,163
Pepsico Inc.                              COMMON STOCK    713448108     897 	15,175 SH      SOLE            15,175
Precision Drilling Trust Unit             COMMON STOCK    740215108     854 	25,880 SH      SOLE            25,880
Quicksilver Inc.                          COMMON STOCK    74838c106     896 	64,735 SH      SOLE            64,735
Satyam Computer                           COMMON STOCK    804098101     642 	17,535 SH      SOLE            17,535
Scansource                                COMMON STOCK    806037107     286 	 5,235 SH      SOLE             5,235
Sun Microsystems Inc.                     COMMON STOCK    866810104     108 	25,740 SH      SOLE            25,740
Symantec Corp.                            COMMON STOCK    871503108     852 	48,710 SH      SOLE            48,710
Target Corp.                              COMMON STOCK    87612e106     941 	17,120 SH      SOLE            17,120
TJX Companies                             COMMON STOCK    872540109     336 	14,460 SH      SOLE            14,460
Toyota Motor                              COMMON STOCK    892331307     626 	 5,980 SH      SOLE             5,980
Tyco Intl Ltd                             COMMON STOCK    902124106     334 	11,571 SH      SOLE            11,571
U.S. Bancorp                              COMMON STOCK    902973304     387 	12,955 SH      SOLE            12,955
Urban Outfitters                          COMMON STOCK    917047102     506 	20,000 SH      SOLE            20,000
Weatherford International                 COMMON STOCK    g95089101     391 	10,810 SH      SOLE            10,810
Willis Group Holdings                     COMMON STOCK    g96655108     355 	 9,600 SH      SOLE             9,600
WR Berkley Corp.                          COMMON STOCK    084423102   1,886 	39,606 SH      SOLE            39,606
Zions Bancorp                             COMMON STOCK    989701107   1,756 	23,235 SH      SOLE            23,235
ABN AMRO 5.90%                            PREFERRED STOCK 00372p203     507 	21,400 SH      SOLE            21,400
General Motors Corp. Pr 7.250% due 7/15/41PREFERRED STOCK 370442774     155 	11,134 SH      SOLE            11,134
Household Cap Pr V 7.5% due 11/8/06       PREFERRED STOCK 44180y204     236 	 9,250 SH      SOLE             9,250
JP Morgan Chase 5.875%                    PREFERRED STOCK 46626v207     442 	19,100 SH      SOLE            19,100
Morgan Stanley 5.75%                      PREFERRED STOCK 617466206     280 	12,300 SH      SOLE            12,300
Royal Bank of Scotland 5.75%              PREFERRED STOCK 780097788     613 	26,600 SH      SOLE            26,600
Wells Fargo Capital Trust 5.625%          PREFERRED STOCK 94979d200     236 	10,150 SH      SOLE            10,150
Deere John Cap Corp                       CORPORATE BONDS 24422EPL7     346    355,000 PRN     SOLE           355,000
GE Capital Corp Step Up                   CORPORATE BONDS 36962gg73     236    245,000 PRN     SOLE           245,000
Morgan Stanley NT                         CORPORATE BONDS 617446HW2     229    235,000 PRN     SOLE           235,000
Federal Home Loan Bank                    GOVERNMENT BONDS3133x9qv5     231    235,000 PRN     SOLE           235,000
Federal Home Loan Bank                    GOVERNMENT BONDS3133x9fx3     369    375,000 PRN     SOLE           375,000
Federal Home Loan Mortgage                GOVERNMENT BONDS3128x1ec7     225    235,000 PRN     SOLE           235,000

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